Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Virgin Orbit Holdings, Inc.
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Central Index Key	0001843388
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Virgin Orbit Holdings, Inc. (“Virgin Orbit”) on Form S-1 (File No. 333-262326) declared effective by the Securities and Exchange Commission (the “SEC”) on February 2, 2022, to which this Registration Statement is a Post-Effective Amendment No. 1 (this “Registration Statement”), covered (i) the resale of up to 330,287,212 shares of common stock, par value $0.0001 per share (the “common stock”) by certain of the securityholders named in this prospectus (each a “Registered Holder” and, collectively, the “Registered Holders”), (ii) the issuance by us of up to 14,419,800 shares of common stock upon the exercise of outstanding warrants (the “Warrants”), and (iii) the resale by the holders thereof of up to 6,767,927 of our outstanding Warrants originally issued in a private placement in connection with the initial public offering of NextGen Acquisition Corp. II. This Post-Effective Amendment No. 1 to the Existing Registration Statement amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) under the headings contained herein. All filing fees payable in connection with the registration of the shares of common stock and the Warrants covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.